Accounts payable from acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Account payable from acquisition of subsidiaries
Changes in accounts payable from acquisition of subsidiaries

	2020	2019	2018
As at January 1,	379,540	458,535	534,914
Accrued Interest	34,809	44,143	53,291
Payment of principal	(117,248)	(107,988)	(117,247)
Payment of interests	(22,240)	(15,150)	(12,423)
As at December 31,	274,861	379,540	458,535
Current	134,988	128,888	123,310
Non-current	139,873	250,652	335,225